INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net loss for the year, before income taxes	$ (10,594)	$ (13,429)	$ (13,110)
Domestic tax rate applicable to the Corporation	21.00%	35.00%	35.00%
Income taxes at domestic tax statutory rate	$ (62)	$ (43)	$ (46)
Change in valuation allowance	62	43	46
Deferred tax provision (recovery)
Bahamas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net loss for the year, before income taxes	(10,416)	(13,305)	(12,978)
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net loss for the year, before income taxes	$ (178)	$ (124)	$ (132)